Financial Instruments-Risk Management - Summary of Market Risk Capital Requirements (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Risk-weighted assets	$ 10,820	$ 8,112